Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Equity attributable to Stratasys Ltd	Non-controlling Interests	Total
Balances at Dec. 31, 2017	$ 145	$ 2,663,274	$ (1,523,906)	$ (7,023)	$ 1,132,490	$ 17	$ 1,132,507
Balances (in Shares) at Dec. 31, 2017	53,631
Cumulative effect of changes in accounting principles			3,544		3,544		3,544
Cumulative effect of changes in accounting principles (in Shares)
Issuance of shares in connection with stock-based compensation plans	$ 1	3,023			3,024		3,024
Issuance of shares in connection with stock-based compensation plans (in Shares)	250
Stock-based compensation		15,686			15,686		15,686
Purchase of redeemable non-controlling interests		(935)			(935)		(935)
Divestment of non-controlling interests						26	26
Comprehensive loss			(10,964)	(730)	(11,694)	$ (43)	(11,737)
Balance at Dec. 31, 2018	$ 146	2,681,048	(1,531,326)	(7,753)	1,142,115		1,142,115
Balance (in Shares) at Dec. 31, 2018	53,881
Issuance of shares in connection with stock-based compensation plans	$ 2	5,282			5,284		5,284
Issuance of shares in connection with stock-based compensation plans (in Shares)	560
Stock-based compensation		20,564			20,564		20,564
Comprehensive loss			(10,849)	37	(10,812)		(10,812)
Balance at Dec. 31, 2019	$ 148	2,706,894	(1,542,175)	(7,716)	1,157,151		1,157,151
Balance (in Shares) at Dec. 31, 2019	54,441
Issuance of shares in connection with stock-based compensation plans	$ 2	226			228		228
Issuance of shares in connection with stock-based compensation plans (in Shares)	688
Stock-based compensation		20,204			20,204		20,204
Issuance of shares as part of the Origin acquisition	$ 5	26,631			26,636		26,636
Issuance of shares as part of the Origin acquisition (in Shares)	1,488
Comprehensive loss			(443,721)	(1,130)	(444,851)		(444,851)
Balance at Dec. 31, 2020	$ 155	$ 2,753,955	$ (1,985,896)	$ (8,846)	$ 759,368		$ 759,368
Balance (in Shares) at Dec. 31, 2020	56,617